INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories
	December 31, 2024	December 31, 2023
Raw materials	$675	$1,397
Finished goods inventory	604	78
	$1,279	$1,475